Commitments and Contingencies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Loss contingencies, loss in period	$ 0
Operating lease right-of-use assets	6,014,000
Operating lease liabilities	14,745,000
Gain on lease termination	(5,216,000)
Rent expense		$ 15,400,000	$ 4,200,000
Brammer Bio MA, LLC
Commitments And Contingencies [Line Items]
Annual capacity access fee	10,000,000.0
Operating Lease Agreements
Commitments And Contingencies [Line Items]
Operating lease right-of-use assets	35,600,000
Operating lease liabilities	40,300,000
Gain on lease termination	(5,300,000)
Manufacturing Agreement
Commitments And Contingencies [Line Items]
Annual minimum purchase commitment	$ 6,000,000.0